Shareholders' Equity - Additional Information (Details)						1 Months Ended	12 Months Ended
	Sep. 14, 2022 USD ($) $ / shares shares	Mar. 10, 2022 USD ($) $ / shares shares	Dec. 29, 2021 USD ($) $ / shares shares	Jul. 07, 2021 USD ($) D $ / shares shares	Jun. 30, 2020 USD ($) item $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Jan. 04, 2022 USD ($)	Jul. 16, 2021 USD ($)	Dec. 08, 2020 shares
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)												12,500
Excess fair value of warrant liability over cash proceeds | $							$ 1,963,000	$ 0	$ 0
Proceeds from sale of ADS | $							$ 25,193,991	$ 14,292,753	$ 25,046,461
Nominal value of ADS (in per warrant ADS) | $ / shares							$ 0.0001	$ 0.0001
Threshold Period For Exercise Of Warrants On Cashless Basis	6 months
Number of Ordinary Shares Representing One American Depositary Share					100	100
Long-term Purchase Commitment, Period					30 months
Percentage of aggregate shares							30.00%
Maximum number of Adss traded each working day							250,000
Per share price | $ / shares					$ 0.0001	$ 0.0001
Warrants Issued							36,545,990	398,384
Aspire Capital Fund LLC
Class of Stock [Line Items]
Number of Shares to be Issued					40,760,900	40,760,900
Percentage of volume weighted average price indicating purchase price					97.00%
American Depositary Shares | Aspire Capital Fund LLC
Class of Stock [Line Items]
Share issue price (in dollars per ADS) | $ / shares						$ 0.25
Number of Shares to be Issued					150,000	150,000
Sale of Stock, Description of Transaction					30% of the aggregate shares of the Company’s ADSs traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of 250,000 ADSs
2020 Purchase Agreement
Class of Stock [Line Items]
Proceeds from sale of ADS | $					$ 30,000,000.0
2020 Purchase Agreement | Aspire Capital Fund LLC
Class of Stock [Line Items]
Aggregate ADSs issued (in shares)							0	117,647,100	460,758,800
Proceeds from sale of ADS | $					$ 30,000,000.0			$ 2,000,001	$ 6,000,000
Long-term Purchase Commitment, Period					30 months
Fair value of commitment shares | $					$ 900,000	$ 900,000
Amount available under the share purchase commitment facility | $					$ 8,000,000.0	$ 8,000,000.0
Fair value of warrants | $											$ 231,063
2020 Purchase Agreement | American Depositary Shares
Class of Stock [Line Items]
Arithmetic average number of lowest closing prices for purchase of ADSs					3
Registered direct offering
Class of Stock [Line Items]
Aggregate ADSs issued (in shares)		7,440,833	4,311,019
Share issue price (in dollars per ADS) | $ / shares		$ 1.20	$ 1.40
Proceeds from sale of ADS | $		$ 8,900,000	$ 6,000,000.0
Received from issuance of offering | $								$ 1,100,000
Grant date fair value of warrants | $	$ 14,798,000
Excess fair value of warrant liability over cash proceeds | $	$ 1,963,000
Stock issuance costs | $							$ 1,700,000
Fair value of warrants | $							$ 7,852,000
Exercise price of warrants (in dollars per ADS) | $ / shares		$ 1.50
Expiration term of warrants			5 years
Nominal value of ADS (in per warrant ADS) | $ / shares	$ 0.0001
Warrants Issued							4,018,042
Registered direct offering | Series A warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)	15,100,000
Exercise price of warrants (in dollars per ADS) | $ / shares	$ 0.85
Expiration term of warrants	2 years
Registered direct offering | Series B warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)	15,100,000
Exercise price of warrants (in dollars per ADS) | $ / shares	$ 0.85
Expiration term of warrants	7 years
Registered direct offering | Investor warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)		3,720,409	2,155,507
Exercise price of warrants (in dollars per ADS) | $ / shares		$ 1.40	$ 1.65
Expiration term of warrants		5 years
Registered direct offering | Placement agent
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)		297,633	172,441
Stock issuance costs | $		$ 774,320	$ 542,834
Registered direct offering | American Depositary Shares
Class of Stock [Line Items]
Aggregate ADSs issued (in shares)	15,100,000
Share issue price (in dollars per ADS) | $ / shares	$ 0.85
Proceeds from sale of ADS | $	$ 12,835,000
Exercise price of warrants (in dollars per ADS) | $ / shares			$ 1.75
Nominal value of ADS (in per warrant ADS) | $ / shares		$ 0.0001	$ 0.0001
Registered direct offering | American Depositary Shares | Series A warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)	15,100,000
Share issue price (in dollars per ADS) | $ / shares	$ 0.85
Registered direct offering | American Depositary Shares | Series B warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)	15,100,000
Share issue price (in dollars per ADS) | $ / shares	$ 0.85
Registered Direct Offering 2021
Class of Stock [Line Items]
Warrants Issued							2,327,948
Fair value of warrants | $		$ 3,693,622								$ 2,605,577
2021 Private Placement
Class of Stock [Line Items]
Aggregate ADSs issued (in shares)				7,947,529
Proceeds from sale of ADS | $				$ 12,300,000
Share issue price (in dollars per ADS) | $ / shares				$ 1.55
2021 Private Placement | 2021 Warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)				398,384
Stock issuance costs | $				$ 993,000
Exercise price of warrants (in dollars per ADS) | $ / shares				$ 3.00
Expiration term of warrants				5 years
Nominal value of ADS (in per warrant ADS) | $ / shares				$ 0.0001
Threshold Consecutive Trading Day Period To Call For Exercise Of Warrants | D				10
Threshold Period For Exercise Of Warrants On Cashless Basis				9 months
Warrants Issued							398,384
2021 Private Placement | American Depositary Shares | 2021 Warrants
Class of Stock [Line Items]
Exercise price of warrants (in dollars per ADS) | $ / shares				$ 2.32